Noncontrolling Interests Holders (Tables)	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Noncontrolling Interest [Line Items]
Schedule of revenue net income loss attributable noncontrolling interests

	Year Ended
(Amounts in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Revenue	$38,526	$59,437	$94,494
Net income (loss) attributable to noncontrolling interests	2,108	2,810	(3,516)